U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

October 12, 2012

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Hotchkis & Wiley Funds (the “Trust”)
File Nos.: 333-68740 and 811-10487

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A under the 1933 Act (Amendment No. 27 under the 1940 Act), for the purpose of introducing a new series, the “Hotchkis & Wiley Global Value Fund.” Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective on December 31, 2012.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5366.

Very truly yours,

/s/ Edward Paz
Edward Paz, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures